Segment Information - Revenue from Operating Segments (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	$ 6,655	$ 6,450	$ 12,039	$ 11,526
Finance and interest income	293	303	590	599
Net revenues	6,948	6,753	12,629	12,125
Agricultural Equipment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	2,893	2,808	5,239	4,932
Construction Equipment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	676	595	1,199	1,131
Commercial Vehicles [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	2,575	2,595	4,666	4,640
Powertrain [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	1,136	1,023	2,138	1,905
Industrial Activities [Member]
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	6,655	6,450	12,039	11,526
Finance and interest income	29	33	65	64
Net revenues	6,684	6,483	12,104	11,590
Industrial Activities [Member] | Eliminations and other [Member]
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	(625)	(571)	(1,203)	(1,082)
Financial Services [Member]
Segment Reporting Information [Line Items]
Finance and interest income	400	399	796	787
Net revenues	400	399	796	787
Financial Services [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Finance and interest income	400	399	796	787
Financial Services [Member] | Eliminations and other [Member]
Segment Reporting Information [Line Items]
Finance and interest income	$ (107)	$ (96)	$ (206)	$ (188)